Sources of finance - Analysis of Changes in Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Financial Instruments [Abstract]
Borrowings, beginning balance	£ 4,465.1	£ 4,441.7
Derivatives, beginning balance	52.3	50.6
Lease liabilities, beginning balance	2,210.6	2,041.8
Share repurchase commitments, beginning balance	0.0	211.7
Liabilities from financing activities, beginning balance	6,728.0	6,745.8
Cash and short-term deposits, beginning balance	(2,491.5)	(3,882.9)
Bank overdrafts, beginning balance	505.7	342.3
Opening balance	4,742.2	3,205.2
Cash flow	(387.1)	823.5
Acquisition of subsidiaries	28.3	(38.7)
Foreign exchange	(145.5)	325.2
Interest and other	389.5	427.0
Borrowings, ending balance	4,363.1	4,465.1	£ 4,441.7
Derivatives, ending balance	(30.9)	52.3	50.6
Lease liabilities, ending balance	2,154.5	2,210.6	2,041.8
Share repurchase commitments, ending balance		0.0	211.7
Liabilities from financing activities, ending balance	6,486.7	6,728.0	6,745.8
Cash and short-term deposits, ending balance	(2,217.5)	(2,491.5)	(3,882.9)
Bank overdrafts, ending balance	358.2	505.7	342.3
Closing balance	4,627.4	4,742.2	3,205.2
Interest expense related to lease liabilities	102.9	92.4	£ 88.4
Liabilities From Financing Activities
Changes in Financial Instruments [Abstract]
Cash flow	(456.5)	(834.3)
Acquisition of subsidiaries	50.8	0.1
Foreign exchange	(225.1)	389.4
Interest and other	389.5	427.0
Borrowings
Changes in Financial Instruments [Abstract]
Cash flow	(48.9)	(220.6)
Acquisition of subsidiaries	48.9	0.0
Foreign exchange	(98.7)	237.2
Interest and other	(3.3)	6.8
Derivatives
Changes in Financial Instruments [Abstract]
Cash flow	(46.0)	0.0
Acquisition of subsidiaries	0.0	0.0
Foreign exchange	(50.8)	6.4
Interest and other	13.6	(4.7)
Lease liabilities
Changes in Financial Instruments [Abstract]
Cash flow	(361.6)	(402.0)
Acquisition of subsidiaries	1.9	0.1
Foreign exchange	(75.6)	145.8
Interest and other	379.2	424.9
Share repurchase commitments
Changes in Financial Instruments [Abstract]
Cash flow		(211.7)
Acquisition of subsidiaries		0.0
Foreign exchange		0.0
Interest and other		0.0
Cash and short-term debt
Changes in Financial Instruments [Abstract]
Cash flow	216.9	1,494.4
Acquisition of subsidiaries	(22.5)	(38.8)
Foreign exchange	79.6	(64.2)
Interest and other	0.0	0.0
Bank overdrafts
Changes in Financial Instruments [Abstract]
Cash flow	(147.5)	163.4
Acquisition of subsidiaries	0.0	0.0
Foreign exchange	0.0	0.0
Interest and other	£ 0.0	£ 0.0